Segments Information - Schedule of Financial Information for Revenues, Costs and Profits (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Schedule of Financial Information for Revenues, Costs and Profits [Line Items]
Sales revenues	$ 2,381,851	$ 2,459,102	$ 1,919,389
Sales revenues, Percentage	100.00%	100.00%	100.00%
Direct costs	$ 195,336	$ 310,989	$ 509,162
Direct costs, Percentage	100.00%	100.00%	100.00%
Gross profit	$ 2,186,515	$ 2,148,113	$ 1,410,227
Gross profit, Percentage	100.00%	100.00%	100.00%
Products sales – Non-franchisees [Member]
Schedule of Financial Information for Revenues, Costs and Profits [Line Items]
Sales revenues	$ 355,832	$ 302,505	$ 334,419
Sales revenues, Percentage	15.00%	12.00%	17.00%
Direct costs	$ 21,390	$ 45,770	$ 54,282
Direct costs, Percentage	11.00%	15.00%	11.00%
Gross profit	$ 334,442	$ 256,735	$ 280,137
Gross profit, Percentage	15.00%	12.00%	20.00%
Product Sales – Franchisees [Member]
Schedule of Financial Information for Revenues, Costs and Profits [Line Items]
Sales revenues	$ 351,399	$ 346,240	$ 647,416
Sales revenues, Percentage	15.00%	14.00%	34.00%
Direct costs	$ 67,593	$ 96,015	$ 318,733
Direct costs, Percentage	35.00%	31.00%	62.00%
Gross profit	$ 283,806	$ 250,225	$ 328,683
Gross profit, Percentage	13.00%	12.00%	23.00%
Franchise fees [Member]
Schedule of Financial Information for Revenues, Costs and Profits [Line Items]
Sales revenues	$ 1,674,620	$ 1,810,357	$ 937,554
Sales revenues, Percentage	70.00%	74.00%	49.00%
Direct costs	$ 106,353	$ 169,204	$ 136,147
Direct costs, Percentage	54.00%	54.00%	27.00%
Gross profit	$ 1,568,267	$ 1,641,153	$ 801,407
Gross profit, Percentage	72.00%	76.00%	57.00%